FORM N-SAR

ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:	/ /	(a)

or fiscal year ending:	12/31/04	(b)

Is this a transition report? (Y/N)	N

Is this an amendment to a previous filing? (Y/N)	N

Those items or sub-items with a box “[    ]” after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A. Registrant Name:	Separate Account VA D

	B. File Number:	811-09777

	C. Telephone Number:	319-297-8121

2.	A. Street: 4333 Edgewood Road NE

	B. City: Cedar Rapids	C. State: IA	D. Zip Code: 52499	Zip Ext: 0001

	E. Foreign Country:		Foreign Postal Code:

3.	Is this the first filing on this form by Registrant? (Y/N)			N

4.	Is this the last filing on this form by Registrant? (Y/N)			N

5.	Is Registrant a small business investment company (SBIC)? (Y/N) [If answer is “Y” (Yes), complete only items 89 through 110.]			N

6.	Is Registrant a unit investment trust (UIT)? (Y/N) [If answer is “Y” (Yes), complete only items 111 through 132.]			Y

7.	A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is “N” (No), go to item 8.]			___________________

	B. How many separate series or portfolios did Registrant have at the end of the period?			___________________

01

If filing more than one

Page 50, “X” box: [    ]

For period ending 12/31/2004

File number 811-09777

123.	[ ] State the total value of the additional units considered in answering item 122 ($000’s) omitted.	$11,699

124.

[    ]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000’s omitted)

$

125.

[    ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant’s principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000’s omitted)

$

126.

[    ]  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant’s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000’s omitted)

$

127.

[    ]  List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

$

	Number of Series Investing	Total Assets ($000’s omitted)		Total Income Distributions ($000’s omitted)
A. U.S. Treasury direct issue	_____	$	_____	$	_____

B. U.S. Government agency	_____	$	_____	$	_____

C. State and municipal tax-free	_____	$	_____	$	_____

D. Public utility debt	_____	$	_____	$	_____

E. Brokers or dealers debt or debt of brokers’ or dealers’ parent	_____	$	_____	$	_____

F. All other corporate intermed. & long-term debt	_____	$	_____	$	_____

G. All other corporate short-term debt	_____	$	_____	$	_____

H. Equity securities of brokers or dealers or parents of brokers or dealers	_____	$	_____	$	_____

I. Investment company equity securities	1		$296,978		$2,064

J. All other equity securities	_____	$	_____	$	_____

K. Other securities	_____	$	_____	$	_____

L. Total assets of all series of registrant	1		$296,978		$2,064

50

If filing more than one

Page 51, “X” box: [    ]

For period ending 12/31/2004

File number 811-09777

128.

[    ]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant’s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

_____

Y/N

[If answer is “N” (No), go to item 131.]

129.	[ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)	_____

Y/N

[If answer is “N” (No), go to item 131.]

130.	[ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)	_____

Y/N

131.	[ ] Total expenses incurred by all series of Registrant during the current reporting period ($000’s omitted)	$5,068

132.	[ ] List the “811” (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

811-	811-	811-	811-	811-

51

FORM N-SAR - SEPARATE ACCOUNT VA D

A SEPARATE ACCOUNT OF

TRANSAMERICA LIFE INSURANCE COMPANY

FILE NO. 811- 09777

This report is signed on behalf of the registrant in the City of Cedar Rapids and the State of Iowa on the 25th day of February, 2005.

TRANSAMERICA LIFE INSURANCE COMPANY

By:	/s/ Ronald L. Ziegler
Ronald L. Ziegler
Vice President and Actuary

Witness:

/s/ Frank A. Camp
Frank A. Camp
Division General Counsel Financial Markets Group Transamerica Life Insurance Company